Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 269,355	$ 2,554	$ 329,885	$ 7,880	$ 26,215	$ 49,519
Cost of Revenues	10,226	3,213	19,803	9,735	16,332	23,020
Gross Profit	259,129	(659)	310,082	(1,855)	9,883	26,499
Operating Expenses
General & Administrative	199,631	13,333	236,581	32,080	43,497	54,966
Contract Labor	15,850	4,500	40,850	13,500	18,150	36,328
Payroll Expense
Depreciation and Amortization Expense	540	540	1,619	4,100	4,640	455,416
Professional Fees	236,155	85,970	423,937	262,071	351,417	358,732
Total Operating Expenses	452,176	104,343	702,987	311,751	417,704	905,442
Operating Loss	(193,047)	(105,002)	(392,905)	(313,606)	(407,821)	(878,943)
Other Income (Expense)
Loss on Stock Conversion
Gain in Debt Settlement
Interest Income
Interest Expense	(22,140)	(7,931)	(38,004)	(23,795)	(31,726)	(31,726)
Loss on disposal of Fixed Assets						(17,779)
Gain (Loss) on Change in Fair Value of Derivative Liability	(12,110,000)	199,408	(15,205,294)	(214,204)	(526,338)	(202,321)
Total Other Income (Loss)	(12,132,140)	191,476	(15,243,298)	(237,999)	(558,064)	(251,826)
Net Loss Before Discontinued Operations					(965,885)	(1,130,769)
Discontinued Operations
Net Loss	$ (12,325,187)	$ 86,475	$ (15,636,203)	$ (551,605)	$ (965,885)	$ (1,130,769)
Net Loss Per Share, Basic and Diluted	$ (0.15)		$ (0.19)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted Average Shares Outstanding	81,792,707	59,409,280	81,792,707	59,409,280	59,409,280	53,921,421